Broadcasting Rights, Net of Rights Exercised (Details) - Schedule of broadcasting rights net of rights exercised - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of broadcasting rights net of rights exercised [Abstract]
Cost	₪ 1,242	₪ 1,010
Less rights exercised	(578)	(547)
Impairment loss (see Note 9)	(605)	(403)
Total	₪ 59	₪ 60